Details of Performance Vesting Restricted Shares and Share Appreciation Right Granted Under Share Plan (Detail) (2005 Stock Incentive Plan [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ZAR	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ZAR	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ZAR	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 SARS [Member] USD ($)	Dec. 31, 2013 SARS [Member] ZAR	Dec. 31, 2012 SARS [Member] USD ($)	Dec. 31, 2012 SARS [Member] ZAR	Dec. 31, 2011 SARS [Member] USD ($)	Dec. 31, 2011 SARS [Member] ZAR
Number of options
Beginning Balance							2,230,586	3,290,075	4,287,862	921,506	921,506	1,211,778	1,211,778	3,968,584	3,968,584
Granted during the period							466,253		1,324,161	171,643	171,643			455,542	455,542
Exercised and released							(2,153,455)	(829,266)	(1,321,403)	(484,908)	(484,908)	(70,119)	(70,119)	(540,135)	(540,135)
Forfeited								(213,581)	(333,574)			(131,068)	(131,068)	(213,455)	(213,455)
Transfers to the Gold Fields group							(2,605)	(16,642)	(666,971)	(4,077)	(4,077)	(89,085)	(89,085)	(2,458,758)	(2,458,758)
Converted to Sibanye options							(540,779)			(604,164)	(604,164)
Ending Balance								2,230,586	3,290,075			921,506	921,506	1,211,778	1,211,778
Average price
Average price, at beginning of year	$ 12.46	106.82	$ 13.26	107.79	$ 15.70	105.97				$ 12.47	106.83	$ 13.26	107.79
Granted during the period	$ 11.13	106.82			$ 16.51	119.17
Exercised and released	$ 11.13	106.82	$ 12.94	105.98	$ 15.38	111.06
Forfeited			$ 14.24	116.62	$ 15.33	110.69
Transfers to the Gold Fields group	$ 11.13	106.82	$ 12.97	106.21	$ 14.67	105.93
Converted to Sibanye options	$ 11.13	106.82
Average price, at end of year			$ 12.46	106.82	$ 13.26	107.79						$ 12.47	106.83	$ 13.26	107.79